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J. Neil McMurdie
Senior Counsel
(860) 580-2824

Fax: (860) 580-4844

neil.mcmurdie@us.ing.com

October 6, 2010

BY EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:       Security Life of Denver Insurance Company

             Security Life Separate Account L1

             Pre-Effective Amendment No. 1 to Registration Statement on Form N-6

             Prospectus Title: ING VUL-DB

             File Nos.: 333-168047 and 811-08292

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Variable Account L1 (the "Separate Account"), we hereby transmit for filing a conformed electronic format copy of Pre-Effective Amendment No. 1 on Form N-6 to the above-referenced registration statement. This filing relates to registration of an indefinite amount of securities in the form of flexible premium variable life insurance policies (the "Policies"). The Policies will be issued by the Company through the Separate Account under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act").

The purpose of this filing is to include changes to the disclosures in response to the comments received from Mr. Jeffrey A. Foor, Senior Counsel, Office of Insurance Products, on September 16, 2010, (such changes are described in particular in our September 23, 2010, correspondence filing responding to the comments) and to include exhibits, financial statements and other information not included in the initial registration statement.

Included with this Pre-Effective Amendment No. 1 is an acceleration request from the Company and the Principal Underwriter of the Policies, requesting that the above-referenced registration statement be accelerated so as to become effective on October 8, 2010, or as soon thereafter as is practicable, in accordance with Rule 461(a) of the Securities Act of 1933.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095	ING North America Insurance Corporation